FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Part II (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Nonrecurring [Member]	Dec. 31, 2011 Nonrecurring [Member]	Dec. 31, 2012 Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2011 Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2012 Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2011 Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2012 Nonrecurring [Member] Level 3 [Member]	Dec. 31, 2011 Nonrecurring [Member] Level 3 [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans					$ 6,533,000	$ 8,091,000	$ 0	$ 0	$ 0	$ 0	$ 6,533,000	$ 8,091,000
Real estate acquired through foreclosure					7,282,000	11,730,000	0	0	0	0	7,282,000	11,730,000
Mortgage servicing rights					956,000	763,000	0	0	956,000	763,000	0	0
Impaired loans, range of inputs (in hundredths)			5.00%	15.00%
Real estate acquired through foreclosure, range of inputs (in hundredths)			5.00%	20.00%
Mortgage servicing rights, amortized cost basis	1,300,000	1,000,000
Mortgage servicing rights, fair value	$ 956,000	$ 763,000